STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)		Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Class B Common Stock [Member]	Total
Beginning balance at Feb. 03, 2020		$ 0	$ 0	$ 0		$ 0
Beginning balance (in shares) at Feb. 03, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	[1],[2]	$ 1,035	23,965	0		25,000
Issuance of Class B common stock to Sponsor (in shares)	[1],[2]	10,350,000
Net loss		$ 0	0	(1,000)		(1,000)
Ending balance at Feb. 12, 2020		$ 1,035	23,965	(1,000)	$ 24,000	24,000
Ending balance (in shares) at Feb. 12, 2020		10,350,000
Beginning balance at Feb. 03, 2020		$ 0	0	0		0
Beginning balance (in shares) at Feb. 03, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	[3],[4]	$ 1,035	23,965	0		25,000
Issuance of Class B common stock to Sponsor (in shares)	[3],[4]	10,350,000
Net loss		$ 0	0	(1,000)		(1,000)
Ending balance at Mar. 31, 2020		$ 1,035	23,965	(1,000)		24,000
Ending balance (in shares) at Mar. 31, 2020		10,350,000
Beginning balance at Feb. 03, 2020		$ 0	0	0		0
Beginning balance (in shares) at Feb. 03, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(391,135)
Ending balance at Sep. 30, 2020		$ 1,035	5,389,917	(391,135)		5,000,003
Ending balance (in shares) at Sep. 30, 2020		10,350,000
Beginning balance at Mar. 31, 2020		$ 1,035	23,965	(1,000)		24,000
Beginning balance (in shares) at Mar. 31, 2020		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	0	(63,099)		(63,099)
Ending balance at Jun. 30, 2020		$ 1,035	5,062,890	(64,099)		5,000,009
Ending balance (in shares) at Jun. 30, 2020		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	0	(327,036)		(327,036)
Ending balance at Sep. 30, 2020		$ 1,035	$ 5,389,917	$ (391,135)		$ 5,000,003
Ending balance (in shares) at Sep. 30, 2020		10,350,000

[1]	Includes 1,350,000 Class B shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares. See Note 5.
[2]	Includes up to 1,350,000 Class B shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares. See Note 5.
[3]	Included 1,350,000 shares of Class B common stock that were subject to forfeiture to the extent the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).
[4]	On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares (see Note 5).